Employee Benefits - Activity for Share Plans (Detail) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share units (in thousands) [Member]
Activity for Share Plans [line items]
Balance as of	€ 153,117	€ 137,541	€ 90,292
Weighted-average grant date fair value per unit [Member]
Activity for Share Plans [line items]
Balance as of	€ 11.15	€ 14.78	€ 20.22